UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37919

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     April 21, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $110,809 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579y101      899     9620 SH       SOLE                     9620
Abbott Labs                    COM              002824100      842    17160 SH       SOLE                    17160
Air Products & Chem            COM              009158106      747     8285 SH       SOLE                     8285
Broadcom Corp A                COM              111320107      780    19805 SH       SOLE                    19805
ChevronTexaco Corp             COM              166764100     1070     9954 SH       SOLE                     9954
Cisco Systems                  COM              17275R102      851    49644 SH       SOLE                    49644
Comcast Corp New 'A'           COM              20030N101      868    35108 SH       SOLE                    35108
ConocoPhillips                 COM              20825c104     1055    13209 SH       SOLE                    13209
Du Pont                        COM              263534109      899    16351 SH       SOLE                    16351
Duke Energy Co                 COM              26441c105      828    45615 SH       SOLE                    45615
EMC Corp Mass                  COM              268648102     1064    40075 SH       SOLE                    40075
Emerson Electric               COM              291011104      955    16344 SH       SOLE                    16344
Exelon Corp                    COM              30161n101      811    19658 SH       SOLE                    19658
Exxon-Mobil                    COM              30231G102      998    11867 SH       SOLE                    11867
General Electric Co            COM              369604103     1037    51726 SH       SOLE                    51726
Google Inc                     COM              38259p508     1145     1951 SH       SOLE                     1951
Home Depot Inc                 COM              437076102      922    24888 SH       SOLE                    24888
Intel Corp                     COM              458140100      825    40867 SH       SOLE                    40867
iPath: DJ-UBS Commodity Index  COM              06738c778     5247   102186 SH       SOLE                   102186
iShares: FTSE China Large-Cap  COM              464287184      916    20404 SH       SOLE                    20404
iShares: MSCI EAFE             COM              464287465    16926   281717 SH       SOLE                   281717
iShares: MSCI Emerging Markets COM              464287234      216     4443 SH       SOLE                     4443
iShares: Russell 2000          COM              464287655     5619    66752 SH       SOLE                    66752
iShares: Russell Midcap        COM              464287499     5728    52553 SH       SOLE                    52553
Jefferson Bancshares           COM              472375104       40    11646 SH       SOLE                    11646
Johnson & Johnson              COM              478160104      925    15618 SH       SOLE                    15618
Microsoft                      COM              594918104      836    32936 SH       SOLE                    32936
Oracle                         COM              68389X105      986    29505 SH       SOLE                    29505
Parker-Hannifin Corp           COM              701094104      961    10147 SH       SOLE                    10147
Pepsico Inc                    COM              713448108      824    12787 SH       SOLE                    12787
Procter & Gamble               COM              742718109      900    14611 SH       SOLE                    14611
Saks Inc                       COM              79377W108      113    10000 SH       SOLE                    10000
Schlumberger                   COM              806857108     1059    11360 SH       SOLE                    11360
SPDR S&P Biotech               COM              78464a870      926    13863 SH       SOLE                    13863
SPDR: Emerging Europe          COM              78463x608     1099    19992 SH       SOLE                    19992
SPDR: S&P 500                  COM              78462f103    23272   175519 SH       SOLE                   175519
SPDR: S&P Energy               COM              81369Y506      993    12452 SH       SOLE                    12452
SPDR: S&P Financial            COM              81369Y605     4239   258604 SH       SOLE                   258604
SPDR:S&P Pharma                COM              78464a722      919    19632 SH       SOLE                    19632
Sprint Nextel Corp             COM              852061100      843   181576 SH       SOLE                   181576
Target Corp                    COM              87612E106      762    15243 SH       SOLE                    15243
VG: MSCI Emerging Markets      COM              922042858     6221   127079 SH       SOLE                   127079
VG: Total US Stock Market      COM              922908769    10185   148227 SH       SOLE                   148227
Wal-Mart                       COM              931142103      764    14674 SH       SOLE                    14674
Walgreens                      COM              931422109      884    22029 SH       SOLE                    22029
Walt Disney Co                 COM              254687106      987    22898 SH       SOLE                    22898
Zimmer Hldg Inc                COM              98956p102      823    13597 SH       SOLE                    13597